UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA              August 26, 2010
-----------------------    --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           1

Form 13F Information Table Value Total:      $7,184
                                             (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP

                                                        Akre Capital Management, LLC
                                                                 FORM 13F
                                                                 31-Mar-10

COLUMN 1                      COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
--------------------------    --------     ---------   --------    -----------------    ----------   --------  -------------------
                               TITLE                    VALUE      SHRS OR  SH/ PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP      (x$1000)    PRN AMT  PRN CALL    DISCRETION     MGRS    SOLE   SHARED  NONE
--------------------------    ---------    ---------   --------    -------  --- ----    ----------   --------  ----   ------  ----
BERKSHIRE HATHAWAY INC DEL    CL B NEW     084670702    7,184      88,400   SH           SOLE         NONE     88,400
